JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.4%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	193	44,353
RTX Corp.	272	52,471
Textron, Inc.	106	9,273
TransDigm Group, Inc.	16	18,874
		124,971
Air Freight & Logistics — 0.3%
FedEx Corp.	54	19,343
Automobile Components — 0.1%
Aptiv plc *	46	3,221
Automobiles — 1.7%
Tesla, Inc. * (a)	249	92,706
Banks — 3.2%
Bank of America Corp.	1,011	49,308
Citigroup, Inc.	209	23,672
Fifth Third Bancorp	435	20,202
US Bancorp	513	26,654
Wells Fargo & Co. (a)	654	52,101
		171,937
Beverages — 1.3%
Keurig Dr Pepper, Inc.	545	14,355
PepsiCo, Inc.	359	55,710
		70,065
Biotechnology — 2.0%
AbbVie, Inc. (a)	275	59,723
Neurocrine Biosciences, Inc. *	29	3,809
Regeneron Pharmaceuticals, Inc.	34	26,006
Vertex Pharmaceuticals, Inc. *	41	18,432
		107,970
Broadline Retail — 4.0%
Amazon.com, Inc. * (a) (b)	1,039	216,348
Building Products — 1.3%
Carrier Global Corp.	138	7,775
Masco Corp.	188	11,332
Trane Technologies plc	119	49,585
		68,692
Capital Markets — 1.9%
Ameriprise Financial, Inc.	11	4,943
Blackstone, Inc.	91	10,502
Charles Schwab Corp. (The)	437	41,042
CME Group, Inc.	57	16,870
Morgan Stanley	132	21,778
State Street Corp.	61	7,671
		102,806

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.5%
Ecolab, Inc.	147	39,046
Linde plc	51	25,442
PPG Industries, Inc.	139	14,821
		79,309
Communications Equipment — 0.5%
Arista Networks, Inc. *	158	19,394
Motorola Solutions, Inc.	15	6,692
		26,086
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	16	9,600
Vulcan Materials Co.	39	10,622
		20,222
Consumer Finance — 0.8%
American Express Co.	65	19,691
Capital One Financial Corp.	125	22,815
		42,506
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	336	41,736
Containers & Packaging — 0.0% ^
Ball Corp.	35	2,048
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,613	46,752
Comcast Corp., Class A	341	9,804
		56,556
Electric Utilities — 1.9%
Entergy Corp.	230	25,890
NextEra Energy, Inc.	569	52,878
NRG Energy, Inc.	19	2,718
Southern Co. (The)	249	24,040
		105,526
Electrical Equipment — 1.1%
Eaton Corp. plc	66	23,436
Emerson Electric Co.	100	13,093
GE Vernova, Inc.	24	21,403
Vertiv Holdings Co., Class A	17	4,351
		62,283
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	281	35,505
Corning, Inc.	40	5,418
		40,923
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	407	24,842

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 1.3%
Netflix, Inc. *	352	33,872
Walt Disney Co. (The)	348	33,476
Warner Music Group Corp., Class A	145	3,709
		71,057
Financial Services — 4.6%
Affirm Holdings, Inc., Class A *	61	2,799
Apollo Global Management, Inc.	103	11,505
Berkshire Hathaway, Inc., Class B *	152	72,588
Corpay, Inc. *	67	19,300
Fidelity National Information Services, Inc.	293	13,751
Mastercard, Inc., Class A	141	70,610
Toast, Inc., Class A *	193	5,113
Visa, Inc., Class A	178	53,873
WEX, Inc. *	13	1,970
		251,509
Food Products — 0.6%
Mondelez International, Inc., Class A	559	32,205
Ground Transportation — 0.3%
Union Pacific Corp.	74	17,972
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. *	346	21,708
Edwards Lifesciences Corp. *	267	21,382
Medline, Inc., Class A *	85	3,789
Medtronic plc	305	26,403
Stryker Corp.	112	36,940
		110,222
Health Care Providers & Services — 1.4%
Cigna Group (The)	69	18,367
HCA Healthcare, Inc.	15	7,213
Humana, Inc.	58	10,061
McKesson Corp.	13	10,728
UnitedHealth Group, Inc.	105	28,495
		74,864
Health Care REITs — 0.9%
Ventas, Inc.	341	27,936
Welltower, Inc.	97	19,138
		47,074
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	2	9,949
Carnival Corp.	565	14,633
Chipotle Mexican Grill, Inc., Class A *	616	19,709
DoorDash, Inc., Class A *	32	4,814
Expedia Group, Inc.	54	12,449
Hilton Worldwide Holdings, Inc.	113	34,239

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	128	39,825
Yum! Brands, Inc.	168	26,109
		161,727
Household Durables — 0.1%
Lennar Corp., Class A	47	4,040
Household Products — 0.2%
Church & Dwight Co., Inc.	110	10,263
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	19	2,802
Industrial Conglomerates — 0.8%
3M Co.	286	41,573
Insurance — 1.5%
Aon plc, Class A	85	27,301
Arch Capital Group Ltd. *	77	7,387
Arthur J Gallagher & Co.	132	28,499
Chubb Ltd.	28	9,196
Progressive Corp. (The)	55	11,009
		83,392
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A (a)	551	158,437
Alphabet, Inc., Class C (a)	351	100,800
Meta Platforms, Inc., Class A (a)	223	127,568
		386,805
IT Services — 0.6%
Accenture plc, Class A	58	11,422
Cognizant Technology Solutions Corp., Class A	367	22,551
		33,973
Life Sciences Tools & Services — 0.5%
Danaher Corp.	94	17,934
Waters Corp. *	34	10,017
		27,951
Machinery — 1.2%
Deere & Co.	58	32,444
Dover Corp.	83	17,358
Ingersoll Rand, Inc.	103	8,298
Otis Worldwide Corp.	110	8,461
		66,561
Media — 0.2%
Charter Communications, Inc., Class A *	12	2,570
EchoStar Corp., Class A *	14	1,672
Omnicom Group, Inc.	79	5,947
		10,189

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Sempra	281	27,285
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.	78	15,284
EOG Resources, Inc.	305	44,070
EQT Corp.	163	10,388
Exxon Mobil Corp. (a)	666	113,029
		182,771
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	116	7,674
United Airlines Holdings, Inc. *	43	3,969
		11,643
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	524	31,761
Eli Lilly & Co. (a)	61	56,397
Johnson & Johnson (a)	294	71,862
Merck & Co., Inc.	37	4,482
		164,502
Professional Services — 0.3%
Leidos Holdings, Inc.	119	18,558
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	164	10,257
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	141	28,714
Analog Devices, Inc.	114	36,239
Broadcom, Inc. (a) (b)	470	145,591
Lam Research Corp.	208	44,321
Micron Technology, Inc.	119	40,235
NVIDIA Corp. (a)	2,411	420,454
NXP Semiconductors NV (Netherlands)	130	25,588
Texas Instruments, Inc.	160	31,142
		772,284
Software — 8.1%
AppLovin Corp., Class A *	13	4,995
Autodesk, Inc. *	56	13,290
Cadence Design Systems, Inc. *	46	12,718
Fortinet, Inc. *	60	4,909
Intuit, Inc.	50	21,523
Microsoft Corp. (a)	757	280,356
Oracle Corp.	261	38,460
Palantir Technologies, Inc., Class A *	158	23,067
Roper Technologies, Inc.	12	4,268
Salesforce, Inc.	17	3,165
ServiceNow, Inc. *	321	33,612
		440,363

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.7%
American Tower Corp.	31	5,358
Equinix, Inc.	25	24,683
SBA Communications Corp.	51	8,663
		38,704
Specialty Retail — 2.0%
AutoZone, Inc. *	5	18,213
Burlington Stores, Inc. *	56	18,059
Lowe's Cos., Inc.	196	46,399
Ross Stores, Inc.	125	27,091
		109,762
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. (a)	1,331	337,721
Seagate Technology Holdings plc	69	27,083
Western Digital Corp.	56	15,029
		379,833
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	238	12,586
Tobacco — 0.9%
Altria Group, Inc.	158	10,450
Philip Morris International, Inc.	229	37,863
		48,313
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	11	7,612
Total Common Stocks (Cost $3,489,179)		5,138,748
	NO. OF CONTRACTS
Options Purchased — 2.5%
Put Options Purchased — 2.5%
S&P 500 Index
4/30/2026 at USD 6,570.00, American Style
Notional Amount: USD 5,322,050
Counterparty: Exchange-Traded * (Cost $92,932)	8,152	137,361
	SHARES (000)
Short-Term Investments — 3.5%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $171,758)	171,756	171,774
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)	210	210

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d)	20,043	20,043
Total Investment of Cash Collateral from Securities Loaned (Cost $20,253)		20,253
Total Short-Term Investments (Cost $192,011)		192,027
Total Investments — 100.4% (Cost $3,774,122)		5,468,136
Liabilities in Excess of Other Assets — (0.4)%		(21,885)
NET ASSETS — 100.0%		5,446,251

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $748,566.
(b)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $21,532.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	545	06/18/2026	USD	179,005	(35)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,152	USD 5,322,050	USD 7,255.00	4/30/2026	(734)
Written Put Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,152	USD 5,322,050	USD 5,540.00	4/30/2026	(11,168)
Total Written Options Contracts (Premiums Received $74,708)						(11,902)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,468,136	$—	$—	$5,468,136
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(35)	$—	$—	$(35)
Options Written (a)
Call Options Written	(734)	—	—	(734)
Put Options Written	(11,168)	—	—	(11,168)
Total Depreciation in Other Financial Instruments	$(11,937)	$—	$—	$(11,937)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$1,155,911	$984,124	$(28)	$15	$171,774	171,756	$329	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	25,537	25,327	—	—	210	210	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	1,366,586	1,346,543	—	—	20,043	20,043	1,101	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	64,889	769,825	834,714	—	—	—	—	725	—
Total	$64,889	$3,317,859	$3,190,708	$(28)	$15	$192,027		$2,176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.